STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net loss	$ (10,405,903)	$ (674,687)	$ (3,586,390)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in trust	(1,729)		(2,521)
Change in fair value of warrant liability	8,520,049	396,833	3,096,650
Transaction costs allocated to warrant liabilty		226,601	226,601
Changes in operating assets and liabilities:
Prepaid expenses	(14,331)		(149,727)
Accrued expenses			146,558
Net cash (used in) operating activities	(443,033)		(268,460)
Cash Flows from Investing Activities:
Investment of cash into Trust Account			(115,000,000)
Net cash used in investing activities			(115,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor			25,000
Proceeds from sale of Units, net of underwriting discounts paid			112,700,000
Proceeds from sale of Private Placement Units			4,050,000
Repayment of promissory note - related party			(99,627)
Payment of offering costs			(372,750)
Net cash provided by financing activities			116,302,623
Net Change in Cash	(443,033)		1,034,163
Cash - Beginning of period	1,034,163
Cash - End of period	591,130		1,034,163
Supplemental Disclosure of Non-Cash Investing and Financing Activities:
Initial classification of Class A common stock subject to possible redemption		105,848,020	105,848,020
Change in value of Class A common stock subject to possible redemption	$ 10,405,900	(447,093)	(3,358,790)
Deferred underwriting fee payable			4,025,000
Payment of offering costs through promissory note - related party			99,627
Initial Classification of warrant liability in connection with Initial Public Offering and Private Placement		$ 1,428,600	$ 1,428,600